As filed with the Securities and Exchange Commission on April 30, 2001

                                               Securities Act File No. 333-80099
                                       Investment Company Act File No. 811-09377


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          ---
Pre-Effective Amendment No.         ____


Post-Effective Amendment No. 2                                             X
                             -                                            ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                          ---

Amendment No. 3                                                            X
              -                                                           ---


                        THE GABELLI BLUE CHIP VALUE FUND
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1434
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

James E. McKee, Esq.                        Richard T. Prins, Esq.
The Gabelli Blue Chip Value Fund            Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                        Four Times Square, 30th Floor
Rye, New York 10580-1434                    New York, New York 10036

       It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b);or
       ----
         X   on May 1, 2001 pursuant to paragraph (b);or
       ----
             60 days after filing pursuant to paragraph (a)(1);or
       ----
             on ________ pursuant to paragraph (a)(1);or
       ----
             75 days after filing pursuant to paragraph (a)(2);or
       ----
             on ________ pursuant to paragraph (a)(2) of Rule 485.
       ----

       If appropriate, check the following box:

       ---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 p.m.)



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                                   QUESTIONS?
                               Call 1-800-GABELLI
                       or your investment representative.
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                       TABLE OF CONTENTS
                    -----------------------



INVESTMENT AND PERFORMANCE SUMMARY .............  2-5

INVESTMENT AND RISK INFORMATION ................  6-7

MANAGEMENT OF THE FUND .........................    8

PURCHASE OF SHARES .............................    9

REDEMPTION OF SHARES ...........................   10

EXCHANGE OF SHARES .............................   11

PRICING OF FUND SHARES .........................   12

DIVIDENDS AND DISTRIBUTIONS ....................   12

TAX INFORMATION ................................   13

MAILINGS TO SHAREHOLDERS .......................   13

FINANCIAL HIGHLIGHTS ...........................   14

THE
GABELLI
BLUE CHIP
VALUE
FUND

CLASS AAA SHARES




PROSPECTUS
MAY 1, 2001




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY


INVESTMENT OBJECTIVE:
The Gabelli Blue Chip Value Fund (the "Fund") seeks to provide long-term growth of capital. Current income is a secondary objective of the Fund.


PRINCIPAL INVESTMENT STRATEGIES:
The Fund will primarily invest in common stocks of large, well known, widely-held, high quality companies that have a market capitalization of greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. Blue Chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit. Blue Chip companies generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics. The Fund focuses on those Blue Chip companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser") believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the Adviser will consider, among other things, the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments.

PRINCIPAL RISKS:
The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions.


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2
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WHO MAY WANT TO INVEST:
The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

The Fund may appeal to you if:
      o  you are a long-term investor
      o  you seek growth of capital
      o you believe that the market will favor value over growth stocks over the long term
      o you wish to include a value strategy as a portion of your overall investments

You may not want to invest in the Fund if:
      o  you are conservative in your investment approach
      o  you seek a high level of current income
      o  you seek stability of principal more than growth of capital

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                                                                               3
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PERFORMANCE:
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund began in 1999) and by showing how the Fund's average annual returns for one year and the life of Fund compare to that of a broad-based securities market index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:


2000     11.1%

During the period shown in the bar chart, the highest quarterly return was 8.80% (quarter ended September 30, 2000) and the lowest quarterly return was (2.19)% quarter ended December 31, 2000).



                AVERAGE ANNUAL TOTAL RETURNS                                                SINCE AUGUST 26,
          (FOR THE PERIODS ENDED DECEMBER 31, 2000                     PAST ONE YEAR              1999*
          ----------------------------------------                     -------------        ----------------
The Gabelli Blue Chip Value Fund Class AAA Shares ................       11.08%                  21.97%
S&P(R)500 Stock Index** ..........................................       (9.10)%                 (0.40)%
The Lipper Large Cap Value Fund Average *** ......................        1.32%                   3.38%

-----------------------------
* From August 26, 1999,the date that the Fund commenced investment operations. ** The S&P(R)500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.
*** The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular catagory.



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4
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FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
  Management Fees .......................................      1.00%
  Distribution and Service (Rule 12b-1) Fees(1) .........      0.25%
  Other Expenses ........................................      1.00%
                                                               ----
Total Annual Fund Operating Expenses(2) .................      2.25%
                                                               ----
  Fee Waiver and/or Expense Reimbursement(2) ............     (0.25)%
                                                               ----
Net Annual Fund Operating Expenses(2) ...................      2.00%
                                                               ====
-----------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(2) The Adviser contractually has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% for the Class AAA Shares. The fee waiver and expense reimbursment arrangement will continue until at least December 31, 2001. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for the Class AAA Shares.

EXPENSE EXAMPLE:
This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                1 YEAR         3 YEARS        5 YEARS      10 YEARS
               --------        --------       --------     --------
                 $203           $679          $1,182        $2,566



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                                                                               5
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                         INVESTMENT AND RISK INFORMATION


The Fund's primary investment objective is to seek long-term growth of capital, and investments will be made based on the Adviser's perception of their potential for capital appreciation. Current income is a secondary objective of the Fund. The investment objective of the Fund may not be changed without shareholder approval.


Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of Blue Chip companies which the Adviser believes are undervalued and have the potential to achieve significant capital appreciation.

Undervaluation of the stock of an established company with good intermediate and longer-term fundamentals can result from a variety of factors, such as a lack of investor recognition of:
      o  the underlying value of a company's fixed assets,
      o  the value of a consumer or commercial franchise,
      o  changes in the economic or financial environment affecting the company,
      o  new, improved or unique products or services,
      o  new or rapidly expanding markets,
      o technological developments or advancements affecting the company or its products, or
      o changes in governmental regulations, political climate or competitive conditions.

Additionally, undervaluation may result from:
      o poor management decisions which result in a low return on the company's assets,
      o  short-term earnings problems, or
      o a difficult near-term operating or economic environment affecting the company's business.

The actual events that may lead to a significant increase in the value of a company's securities include:
      o  earnings surprises relative to analysts' expectations,
      o the company's development of new, improved or unique products and services,
      o  a change in the company's management or management policies,
      o  an investor's purchase of a large portion of the company's stock,
      o  a merger or reorganization or recapitalization of the company,
      o  a sale of a division of the company,
      o  a tender offer (an offer to purchase investors' shares),
      o the spin-off to shareholders of a subsidiary, division or other substantial assets, or
      o the retirement or death of a senior officer or substantial shareholder of the company.


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6

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In general,  the  Adviser  seeks to take  advantage  of  investors'  tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the Adviser will consider factors such as the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments which lose their perceived value relative to other investments.

The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund's secondary objective is to achieve current income by investing in dividend-paying common stocks. The value of common stocks will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities or high quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information which may be obtained by calling 1-800-GABELLI (1-800-422-3554) or your broker.


Investing in the Fund involves the following risks:
      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances. Rapid turnover of investments could result in higher transaction expenses.

      o FUND AND MANAGEMENT RISK. The Fund invests in stocks issued by companies that have a market capitalization of greater than $5 billion and which are believed by the Adviser to be undervalued and have the potential to achieve significant capital appreciation. The Fund's price may decline if the market favors other stocks or small capitalization stocks over stocks of mid- to large size companies. If the Adviser is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.



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                                                                               7

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                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2000, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least December 31, 2001.

In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00%.

THE PORTFOLIO MANAGER. Ms. Barbara G. Marcin is primarily responsible for the day-to-day management of the Fund. Ms. Marcin has been a Vice President with the Adviser since June 1999. Ms. Marcin served as the head of value investments at Citibank Global Asset Management, managing mid- and large-cap equity securities in value-style mutual funds and in separate accounts from 1993 until June 1999.

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares. The Fund may make payments under this Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the Fund. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of Fund assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



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8
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                               PURCHASE OF SHARES


You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor.


     o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Blue Chip Value Fund" to:

         BY MAIL                                    BY PERSONAL DELIVERY
         -------                                    --------------------
         THE GABELLI FUNDS                          THE GABELLI FUNDS
         P.O. BOX 8308                              C/O BFDS
         BOSTON, MA 02266-8308                      66 BROOKS DRIVE
                                                    BRAINTREE, MA 02184

You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: THE GABELLI BLUE CHIP VALUE FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


       If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.


SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value next determined after the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.


RETIREMENT PLANS. The Fund makes available IRA, "Roth" IRA and Education IRA plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.



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                                                                               9
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AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan.
There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day without a redemption fee. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.


The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request in proper form. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.

     o   BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


     o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 (617-328-5000 from outside the
         United States) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").


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10
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     1.  TELEPHONE OR INTERNET  REDEMPTION  BY CHECK.  The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

     2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 1-800-GABELLI (1-800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.


                               EXCHANGE OF SHARES


You may exchange shares of the Fund you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 1-800-GABELLI (1-800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:
     o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.
     o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange.
     o   you may realize a taxable gain or loss.
     o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.


     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES


The Fund's net asset value is calculated on any day the NYSEis open for trading. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The net asset value per share of the Fund's Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Trustees believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form.

The Fund may from time to time hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares. Therefore, the Fund's net asset value may change on days when you are not able to purchase or redeem the Fund's shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gains distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.




--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------


                                 TAX INFORMATION


The Fund expects that its distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax .


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Fund

                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 1-800-GABELLI (1-800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                              FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance of the Fund since it began. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.


                        THE GABELLI BLUE CHIP VALUE FUND


Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31,

                                                                                          PERIOD
                                                                                          ENDED
                                                                    2000            DECEMBER 31, 1999+
                                                                   --------         ------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ......................      $ 11.65            $  10.00
                                                                    -------             -------
   Net investment loss .......................................        (0.02)              (0.01)
   Net realized and unrealized gain on investments ...........         1.31                1.79
                                                                    -------             -------
   Total from investment operations ..........................         1.29                1.78
                                                                    -------             -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investments ..........................        (0.77)              (0.11)
   In excess of net realized gain on investments .............           --               (0.02)
                                                                    -------             -------
   Total distributions .......................................        (0.77)              (0.13)
                                                                    -------             -------
   NET ASSET VALUE, END OF YEAR ..............................      $ 12.17             $ 11.65
                                                                    =======             =======
   Total return++ ............................................         11.1%               17.8%
                                                                    =======             =======
RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's) ........................      $25,692            $  7,228
   Ratio of net investment loss to average net assets ........        (0.29)%             (0.50)%(a)
   Ratio of operating expenses to average net assets
     net of reimbursement ....................................         2.00%               2.00%(a)
   Ratio of operating expenses to average net assets
     before reimbursements (b) ...............................         2.25%               4.86%(a)
   Portfolio turnover rate ...................................          107%                 71%

----------------
+ From commencement of investment operations on August 26, 1999 through December 31, 1999.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Annualized.
(b) During the periods ended December 31, 2000 and 1999, the Adviser contractually agreed to reimburse certain expenses. If such expense reimbursement had not occured, the ratio of operating expenses to average net assets would have been as shown.

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                        THE GABELLI BLUE CHIP VALUE FUND
                                CLASS AAA SHARES



================================================================================

FOR MORE INFORMATION:


For more information about the Fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS

The Fund's semi-annual and annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
              information and discuss your questions about the Fund
                                 by contacting:
                        The Gabelli Blue Chip Value Fund
                              One Corporate Center
                                  Rye, NY 10580
                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------



You can review and/or copy the Fund's Prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commision, Washington, D.C. 20549-0102, or by calling 1-202-942-8090.
     o Free from the Commission's Website at http://www.sec.gov.




Investment Company Act File No. 811-09377

--------------------------------------------------------------------------------

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                               Call 1-800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------



                    TABLE OF CONTENTS
                 ---------------------


INVESTMENT AND PERFORMANCE SUMMARY .............. 2-5

INVESTMENT AND RISK INFORMATION ................. 5-6

MANAGEMENT OF THE FUND ..........................   6

CLASSES OF SHARES ...............................   7

PURCHASE OF SHARES ..............................  11

REDEMPTION OF SHARES ............................  12

EXCHANGE OF SHARES ..............................  13

PRICING OF FUND SHARES ..........................  14

DIVIDENDS AND DISTRIBUTIONS .....................  14

TAX INFORMATION .................................  14

MAILINGS TO SHAREHOLDERS ........................  15

FINANCIAL HIGHLIGHTS ............................  15

THE
GABELLI
BLUE CHIP
VALUE
FUND


CLASS A SHARES

CLASS B SHARES

CLASS C SHARES




PROSPECTUS
MAY 1, 2001




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:


The Gabelli Blue Chip Value Fund (the "Fund") seeks to provide long-term growth of capital. Current income is a secondary objective of the Fund.


PRINCIPAL INVESTMENT STRATEGIES:

The Fund will primarily invest in common stocks of large, well known, widely-held, high quality companies that have a market capitalization of greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. Blue Chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit. Blue Chip companies generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics. The Fund focuses on those Blue Chip companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser") believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the Adviser will consider, among other things, the market price of the issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions.

WHO MAY WANT TO INVEST:

The Fund may appeal to you if:

      o  you are a long-term investor

      o  you seek growth of capital

      o you believe that the market will favor value over growth stocks over the long term

      o you wish to include a value strategy as a portion of your overall investments

You may not want to invest in the Fund if:

      o  you are conservative in your investment approach

      o  you seek a high level of current income

      o  you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------


PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund began in 1999), and by showing how the Fund's average annual returns for one year and the life of the Fund compares to that of a broad-based securities market index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.


                        THE GABELLI BLUE CHIP VALUE FUND*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:


2000     11.1%


------------------------
* The bar chart above shows the total returns for Class AAA Shares (not including sales load). The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.


           AVERAGE ANNUAL TOTAL RETURNS                               SINCE AUGUST 26,
     (FOR THE PERIODS ENDED DECEMBER 31, 2000)      PAST ONE YEAR           1999*
     -----------------------------------------      -------------     ----------------
The Gabelli Blue Chip Value Fund
   Class AAA Shares ............................       11.08%               21.97%
S&P(R)500 Stock Index** ........................       (9.10)%              (0.40)%
The Lipper Large Cap Value Fund Average*** .....        1.32%                3.38%

------------------------
*   From  August  26,  1999,  the  date  that  the  Fund  commenced   investment
    operations.
** The S&P(R) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.
*** The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category.

Class A, B and C Share sales loads are not reflected in the above chart or table. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest quarterly return was 8.80% (quarter ended September 30, 2000) and the lowest quarterly return was (2.19%) (quarter ended December 31, 2000).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                CLASS A     CLASS B      CLASS C
                                                                 SHARES      SHARES      SHARES
                                                                ---------   ---------   ---------
SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ......................     5.75%(1)    None         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) .................     None(2)     5.00%(3)     1.00%(3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ............................................     1.00%       1.00%        1.00%
Distribution and Service (Rule 12b-1) Fees(5) ..............     0.25%       1.00%        1.00%
Other Expenses(6) ..........................................     1.00%       1.00%        1.00%
                                                                 ----        ----         ----
Total Annual Fund Operating Expenses(7) ....................     2.25%       3.00%        3.00%
                                                                 ----        ----         ----
Fee Waiver and/or Expense Reimbursement(7) .................    (0.25)%     (0.25)%      (0.25)%
                                                                 ----        ----         ----
Net Annual Operating Expenses(7) ...........................     2.00%       2.75%        2.75%
                                                                 ====        ====         ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3) The Fund imposes a sales charge upon redemption of B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twenty-four months after purchase.
(4) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6)  Other expenses are based on estimated amounts for the current fiscal year.
(7) The Adviser contractually has agreed to waive its investment advisory fee and/or to reimburse the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%, 2.75% and 2.75% for Class A, B and C Shares, respectively. The fee waiver/expense reimbursement arrangement will continue until at least December 31, 2001. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.75% and 2.75% on an annualized basis for Class A, B and C Shares, respectively.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of the period, except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------



                                  1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                 ---------  ----------  ----------  ------------
Class A Shares
 - assuming redemption .........    $766      $1,215       $1,689      $2,993
 - assuming no redemption ......    $766      $1,215       $1,689      $2,993
Class B Shares
 - assuming redemption .........    $778      $1,204       $1,755      $3,125
 - assuming no redemption ......    $278      $  904       $1,555      $3,125
Class C Shares
 - assuming redemption .........    $378      $  904       $1,555      $3,300
 - assuming no redemption ......    $278      $  904       $1,555      $3,300


                         INVESTMENT AND RISK INFORMATION


The Fund's primary investment objective is to seek long-term growth of capital, and investments will be made based on the Adviser's perception of their potential for capital appreciation. Current income is a secondary objective of the Fund. The investment objective of the Fund may not be changed without shareholder approval.


Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of Blue Chip companies which the Adviser believes are undervalued and have the potential to achieve significant capital appreciation.

Undervaluation of the stock of an established company with good intermediate and longer-term fundamentals can result from a variety of factors, such as a lack of investor recognition of:

      o  the underlying value of a company's fixed assets,

      o  the value of a consumer or commercial franchise,

      o  changes in the economic or financial environment affecting the company,

      o  new,  improved  or  unique  products  or  services,

      o  new or rapidly expanding markets,

      o technological developments or advancements affecting the company or its products, or

      o changes in governmental regulations, political climate or competitive conditions.

Additionally, undervaluation may result from:

      o poor management decisions which result in a low return on the company's assets,

      o  short-term earnings problems, or

      o a difficult near-term operating or economic environment affecting the company's business.

The actual events that may lead to a significant increase in the value of a company's securities include:

      o  earnings surprises relative to analysts' expectations,

      o the company's development of new, improved or unique products and services,

      o  a change in the company's management or management policies,

      o  an investor's purchase of a large portion of the company's stock,

      o  a merger or reorganization or recapitalization of the company,

      o  a sale of a division of the company,

      o  a tender offer (an offer to purchase investors' shares),

      o the spin-off to shareholders of a subsidiary, division or other substantial assets, or

      o the retirement or death of a senior officer or substantial shareholder of the company.

In general, the Adviser seeks to take advantage of investors' tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the Adviser will consider factors such as the market price of the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


issuer's securities, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments which lose their perceived value relative to other investments.

The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund's secondary objective is to achieve current income by investing in dividend-paying common stocks. The value of common stocks will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities or high quality, short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information which may be obtained by calling 1-800-GABELLI (1-800-422-3554) or your broker.

Investing in the Fund involves the following risks:


      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances. Rapid turnover of investment could result in higher transaction expenses.

      o FUND AND MANAGEMENT RISK. The Fund invests in stocks issued by companies that have a market capitalization of greater than $5 billion and which are believed by the Adviser to be undervalued and have the potential to achieve significant capital appreciation. The Fund's price may decline if the market favors other stocks or small capitalization stocks over stocks of mid- to large size companies. If the Adviser is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the super-vision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").



--------------------------------------------------------------------------------
6

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As compensation  for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2000, the Fund paid the Adviser a fee equal to 1.00% of the value of the its average daily net assets.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses at no more than 2.00%, 2.75% and 2.75% for the Fund's Class A, B, and C Shares, respectively. The fee waiver and expense reimbursement arrangement will continue until at least December 31, 2001.

In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00%, 2.75% and 2.75% on an annualized basis for Class A, B and C Shares, respectively.

THE PORTFOLIO MANAGER. Ms. Barbara G. Marcin is primarily responsible for the day-to-day management of the Fund. Ms. Marcin has been a Vice President with the Adviser since June 1999. Ms. Marcin served as the head of value investments at Citibank Global Asset Management, managing mid- and large-cap equity securities in value-style mutual funds and in separate accounts from 1993 until June 1999.


                                CLASSES OF SHARES


Three classes of the Fund's shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. Class AAAShares of the Fund are described in a separate prospectus. The table below summarizes the differences among the classes of shares.


      o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.


---------------------------------------------------------------------------------------------------------------------------
                                    CLASS A SHARES                    CLASS B SHARES                  CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------------
 Front-End Sales Load?       Yes. The percentage declines      No.                               No.
                             as the amount invested
                             increases.
---------------------------------------------------------------------------------------------------------------------------
 Contingent Deferred Sales   Yes, for shares redeemed          Yes, for shares redeemed within   Yes, for shares redeemed
 Charge?                     within twenty-four months after   seventy-two months after          within twenty-four months
                             purchase as part of an invest-    purchase. Declines over time.     after purchase.
                             ment greater than $2 million if
                             no front-end sales charge was
                             paid at the time of purchase.
---------------------------------------------------------------------------------------------------------------------------
 Rule 12b-1 Fee              0.25%                             1.00%                             1.00%
---------------------------------------------------------------------------------------------------------------------------
 Convertible to Another      No.                               Yes. Automatically converts to    No.
 Class?                                                        Class A Shares approximately
                                                               ninety-six months after pur-
                                                               chase.
---------------------------------------------------------------------------------------------------------------------------
 Fund Expense Levels         Lower annual expenses than        Higher annual expenses than       Higher annual expenses
                             Class B or Class C Shares.        Class A Shares.                   than Class A Shares.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


In selecting a class of shares in which to invest, you should consider

      o  the length of time you plan to hold the shares

      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value

      o whether you qualify for a reduction or waiver of the Class A sales charge

      o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase

--------------------------------------------------------------------------------
            IF YOU...                           THEN YOU SHOULD CONSIDER...
--------------------------------------------------------------------------------
o   do not qualify for a reduced or       purchasing  Class C Shares  instead
    waived front-end sales load and       of either Class A Shares or Class B
    intend to hold your  shares for       Shares
    only a few years
--------------------------------------------------------------------------------
o   do not qualify for a reduced or       purchasing  Class B Shares  instead
    waived front-end sales load and       of either Class A Shares or Class C
    intend to hold your  shares for       Shares
    several years
--------------------------------------------------------------------------------
o   do not qualify for a reduced or       purchasing Class A Shares
    waived front-end sales load and
    intend  to  hold  your   shares
    indefinitely.
--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                                SALES CHARGE       SALES CHARGE      REALLOWANCE
                                                 AS % OF THE          AS % OF            TO
AMOUNT OF INVESTMENT                           OFFERING PRICE*    AMOUNT INVESTED  BROKER-DEALERS
-------------------------                    ------------------   ---------------  ---------------
Under $50,000 ............................         5.75%               6.10%            5.00%
$50,000 but under $100,000 ...............         4.50%               4.71%            3.75%
$100,000 but under $250,000 ..............         3.50%               3.62%            2.75%
$250,000 but under $500,000 ..............         2.50%               2.56%            2.00%
$500,000 but under $1 million ............         2.00%               2.04%            1.75%
$1 million but under $2 million ..........         1.00%               1.01%            1.00%
$2 million but under $3 million ..........         0.00%**             0.00%            1.00%
$3 million or more .......................         0.00%**             0.00%            0.50%

------------------
*  Includes front-end sales load.
** Subject to a 1.00% CDSC for two years after purchase.

SALES CHARGE REDUCTIONS AND WAIVERS -- CLASS A SHARES:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------


combine the value of Class A Shares you already hold in the Fund and other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.


2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent to Gabelli & Company, Inc. (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.



3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in
Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.


Investors who qualify under any of the categories described above should contact their brokerage firm.

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

      o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

      o  Class B Shares within approximately seventy-two months of buying them

      o  Class C Shares within approximately twenty-four months of buying them

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                              CLASS B SHARES
          YEARS SINCE PURCHASE                                     CDSC
          --------------------                                 ----------------
          First .........................................          5.00%
          Second ........................................          4.00%
          Third .........................................          3.00%
          Fourth ........................................          3.00%
          Fifth .........................................          2.00%
          Sixth .........................................          1.00%
          Seventh and thereafter ........................          0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.


The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.


We will waive the CDSC payable upon redemptions of shares for:

      o redemptions and distributions from retirement plans made after the death or disability of a shareholder

      o minimum required distributions made from an IRA or other retirement plan account after you reach age 59 1/2

      o  involuntary redemptions made by the Fund

      o  a  distribution   from  a  tax-deferred   retirement  plan  after  your
         retirement

      o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE -- CLASS B SHARES:

      o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

      o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.


      o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.


      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------


The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") for each of its classes of shares. Under the Plan, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                  CLASS A           CLASS B           CLASS C
                                  ---------         ---------        ---------
Service Fees ................       0.25%              0.25%           0.25%
Distribution Fees ...........       None               0.75%           0.75%


These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                               PURCHASE OF SHARES


You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Fund's Distributor.


The broker-dealer, bank or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers, banks or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

      o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

         BY MAIL                                     BY PERSONAL DELIVERY
         -------                                     --------------------
         THE GABELLI FUNDS                           THE GABELLI FUNDS
         P.O. BOX 8308                               C/O BFDS
         BOSTON, MA 02266-8308                       66 BROOKS DRIVE
                                                     BRAINTREE, MA 02184

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: THE GABELLI BLUE CHIP VALUE FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


        If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.


SHARE PRICE. The Fund sells its shares at the "net asset value" next determined after the Fund receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares as described under "Classes of Shares -- Sales Charge -- Class A Shares." See "Pricing of Fund Shares" for a description of the calculation of the net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.


RETIREMENT PLANS. The Fund makes available IRA, "Roth" IRA and Education IRA plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponser to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans". The minimum initial investments for all retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of Fund management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.


The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges". See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------



In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.



The Fund may pay your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.


                               EXCHANGE OF SHARES


You may exchange shares of the Fund you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund.


In effecting an exchange:


      o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

      o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

      o  you may realize a taxable gain or loss.

      o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus.

      o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


      o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



      o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet site at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.


We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES


The Fund's net asset value is calculated on any day the NYSE is open for trading. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Trustees believe represents fair value. The price of Fund shares for the purposes of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.

The Fund may from time to time hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares. Therefore, the Fund's net asset value may change on days when you are not able to purchase or redeem the Fund's shares.


                           DIVIDENDS AND DISTRIBUTIONS


Dividends and distributions may differ for different classes of shares. The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gains distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


                                 TAX INFORMATION


The Fund expects that its distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.



--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.
                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 1-800-GABELLI (1-800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The Class A, Class B and Class C Shares of the Fund have not previously been offered and therefore do not have previous financial history.




--------------------------------------------------------------------------------

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

      o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

      o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                        THE GABELLI BLUE CHIP VALUE FUND
                              CLASS A, B, C SHARES


================================================================================

FOR MORE INFORMATION:


For more information about the Fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS:


The Fund's semi-annual and annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
         You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
            information and discuss your questions about the Fund by
                                   contacting:
                        The Gabelli Blue Chip Value Fund
                              One Corporate Center
                                  Rye, NY 10580
                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Fund's Prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090.

      o  Free from the Commission's Website at http://www.sec.gov.





Investment Company Act File No. 811-09377
--------------------------------------------------------------------------------

                        THE GABELLI BLUE CHIP VALUE FUND

                       Statement of Additional Information


                                   May 1, 2001



This Statement of Additional Information (the "SAI"), which is not a prospectus, describes The Gabelli Blue Chip Value Fund (the "Fund"). This SAI should be read in conjunction with the Fund's Prospectuses for Class A Shares, Class B Shares, Class C Shares and Class AAA Shares, each dated May 1, 2001. For a free copy of a Prospectus, please contact the Fund at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Fund's Prospectuses.


                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)
                             HTTP://WWW.GABELLI.COM


                                TABLE OF CONTENTS


                                                                           PAGE
GENERAL INFORMATION...........................................................2
INVESTMENT STRATEGIES AND RISKS...............................................2
INVESTMENT RESTRICTIONS......................................................10
TRUSTEES AND OFFICERS........................................................11
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................13
INVESTMENT ADVISORY AND OTHER SERVICES.......................................14
DISTRIBUTION PLANS...........................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................18
REDEMPTION OF SHARES.........................................................19
DETERMINATION OF NET ASSET VALUE.............................................20
DIVIDENDS AND DISTRIBUTIONS..................................................20
TAXATION.....................................................................21
INVESTMENT PERFORMANCE INFORMATION...........................................23
DESCRIPTION OF THE FUND'S SHARES.............................................24
FINANCIAL STATEMENTS.........................................................25
APPENDIX A...................................................................26

                               GENERAL INFORMATION

The Fund is a diversified, open-end, management investment company organized under the laws of the state of Delaware on May 13, 1999. The Fund commenced operations on August 26, 1999.

                         INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies.

CONVERTIBLE SECURITIES


The Fund may invest in convertible securities when it appears to Gabelli Funds, LLC, the Fund's adviser (the "Adviser"), that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least "BBB" (which securities may have speculative characteristics) by Standard & Poor's Ratings Service ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. However, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities.


Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of
economic  uncertainty.   Moreover,  adverse  publicity  or  the  perceptions  of
investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

DEBT SECURITIES

The Fund may invest up to 25% of its assets in low rated and unrated corporate debt securities (often referred to as "junk bonds"), although the Fund does not expect to invest more than 10% of its assets in such securities. Corporate debt securities which are either unrated or have a predominantly speculative rating may present opportunities for significant long-term capital appreciation if the ability of the issuer to repay principal and interest when due is underestimated by the market or the rating organizations. Because of its perceived credit weakness, the issuer is generally required to pay a higher interest rate and/or its debt securities may be selling at a significantly lower market price than the debt securities of issuers actually having similar strengths. When the inherent value of such securities is recognized, the market value of such securities may appreciate significantly. The Adviser believes that its research on the credit and balance sheet strength of certain issuers may enable it to select a limited number of corporate debt securities which, in certain markets, will better serve the objective of capital appreciation than alternative investments in common stocks. Of course, there can be no assurance that the Adviser will be successful. In its evaluation, the Adviser will not rely exclusively on ratings and the receipt of income is only an incidental consideration.

The ratings of Moody's Investors Service, Inc. and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of the securities. Although the Adviser uses these ratings as a criterion for the selection of securities for the Fund, the Adviser also relies on its independent analysis to evaluate potential investments for the Fund. See Appendix A - "Description of Corporate Debt Ratings."

As in the case of the convertible debt securities discussed above, low rated and unrated corporate debt securities are generally considered to be more subject to default and therefore significantly more speculative than those having an investment grade rating. They also are more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market. The Fund does not intend to purchase debt securities for which a liquid trading market does not exist but there can be no assurance that such a market will exist for the sale of such securities.

INVESTMENTS IN WARRANTS AND RIGHTS


The Fund may invest in warrants and rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. The Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio.


Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the Fund whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

INVESTMENT IN ILLIQUID SECURITIES

The Fund will not invest, in the aggregate, more than 15% of its net assets in illiquid securities. These securities include securities which are restricted for public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. Securities freely salable among qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended, and as adopted by the Securities and Exchange Commission ("SEC"), may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity.

CORPORATE REORGANIZATIONS

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of the tender offer or reorganization proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirements that, except for the investment of up to 25% of its assets in any one company or industry, not more than 5% of its assets may be invested in the securities of any issuer. Since such investments are ordinarily short term in nature, they will tend to increase the Fund's portfolio turnover ratio thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.


WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS


The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. Government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, not more than 15% of the Fund's total assets may be invested in repurchase agreements. In addition, the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested. These percentage limitations are fundamental and may not be changed without shareholder approval.

BORROWING

The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate up to 20% of its assets to secure such borrowings.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of securities purchased.

SHORT SALES

The Fund may, from time to time, make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale. The Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund's total assets, taken at market value, to be held as collateral for the sales. However, short sales "against the box" are not subject to any limitation.

The Fund may make a short sale in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or security convertible into, or exchangeable for, the security.


A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. A Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short.


OPTIONS

The Fund may purchase or sell listed call or put options on securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that, in return for a premium, gives the holder of the option the right to buy from the writer of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder the right to sell the security to the writer and obligating the writer to purchase the underlying security from the holder.

A call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Fund maintains cash or other liquid portfolio securities with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The Fund may write put and call options on stock indexes for the purposes of increasing its gross income and protecting its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Fund may purchase put and call options on stock indexes in order to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. Options or stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Fund, the Fund recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Fund is exercised by the holder. The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless the Adviser is satisfied with the development, depth and liquidity of the market and the Adviser believes the options can be closed out.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of the Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Although the Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of put and call options, there can be no assurance that the Fund will succeed in any option-writing program it undertakes.

LOANS OF PORTFOLIO SECURITIES


The Fund may lend its portfolio securities to broker-dealers or financial institutions provided that the loans are callable at any time by the Fund. Loans by the Fund, if and when made, (1) will be collateralized in accordance with applicable regulatory requirements and (2) will be limited so that the value of all loaned securities does not exceed 33% of the value of the Fund's total assets.


The Fund lends its portfolio securities in order to generate revenue to defray certain operating expenses. The advantage of this practice is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

A loan may generally be terminated by the borrower on one business day's notice, or by the Fund on five business days' notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from the loans justifies the attendant risks. The Board of Trustees will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the party to whom the loan was made petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund could suffer a loss.

When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


The Fund may enter into futures contracts that are traded on a U.S. exchange or board of trade, provided, however, that, other than to close an existing position, the Fund will not enter into futures contacts for which the aggregate initial margins and premiums would exceed 5% of the fair market value of the Fund's assets. Although the Fund has no current intention of using options on futures contracts, the Fund may do so at some future date, subject to the limitations stated in the preceding sentence. These investments will be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities or securities it intends to purchase and reducing risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including but not limited to U.S. Government securities. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of a futures contract, the portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the portfolio.



In the event the Fund enters into a futures contract representing a net long or short position, the Fund will segregate cash or liquid securities equal to the Fund's potential obligations on its exposure to the value of the contract will be segregated, thereby insuring that the use of the contract is unleveraged.

The success of hedging depends on the Adviser's ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities and the prices of the corresponding options or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, particular hedging instruments may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

                             INVESTMENT RESTRICTIONS


The Fund's investment objectives and the following investment restrictions are fundamental and may not be changed without the approval of a majority of the Fund's shareholders, defined as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or the use of assets set forth below is adhered to at the time the transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. Under such restrictions, the Fund may not:


          (1) Purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

          (2) Invest more than 25% of the value of its total assets in any particular industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or its instrumentalities);

          (3) Make loans of its assets except for: (a) purchasing private or publicly distributed debt obligations, (b) engaging in repurchase agreements, and (c) lending its portfolio securities consistent with applicable regulatory requirements;

          (4)     Purchase   securities  on  margin,  but  it  may  obtain  such
short-term credits from banks as may be necessary for the clearance of purchase and sales of securities;

          (5) Issue senior securities, except to the extent permitted by applicable law;

          (6) Borrow money, except subject to the restrictions set forth in this SAI;

          (7) Mortgage, pledge or hypothecate any of its assets except that, in connection with permissible borrowings mentioned in restriction (6) above, not more than 30% of the assets of the Fund (not including amounts borrowed) may be used as collateral and except for collateral arrangements with respect to options, futures, hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

          (8) Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

          (9) Purchase or sell commodities or commodity contracts except for bona fide hedging, yield enhancement and risk management purposes or invest in any oil, gas or mineral interests;

          (10)    Purchase  real  estate  or  interests   therein,   other  than
mortgage-backed securities and securities of companies that invest in real estate or interests therein; or

          (11) Invest for the purpose of exercising control over management of any company (the Fund does not view efforts to affect management or business decisions of portfolio companies as investing for the purpose of exercising control).

                              TRUSTEES AND OFFICERS


Under Delaware law, the Fund's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Fund's officers who conduct the daily business of the Fund. The Board of Trustees has three standing committees: Audit, Nominating and Proxy. The Trustees and executive officers of the Fund, their ages and their principal occupations during the last five years, and their affiliations, if any, with the Adviser, are set forth below. Trustees deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York 10580-1434.

NAME, AGE AND POSITIONS(S)
WITH FUND                                       PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
Mario J. Gabelli*+                              Chairman  of  the  Board  and  Chief  Investment  Officer  of
Trustee                                         Gabelli Asset  Management Inc. and Chief  Investment  Officer
Age: 58                                         of Gabelli Funds, LLC and GAMCO Investors,  Inc.; Chairman of
                                                the Board and Chief  Executive  Officer of Lynch  Corporation
                                                (diversified   manufacturing   and   communication   services
                                                company) and Lynch  Interactive  Corporation  (multimedia and services  company);  Director of Spinnaker  Industries,  Inc.
                                                (manufacturing  company);  Director  or  Trustee  of 17 other
                                                mutual  funds   advised  by  Gabelli   Funds,   LLC  and  its
                                                affiliates.

Anthony J. Colavita                             President  and  Attorney at Law in the law firm of Anthony J.
Trustee                                         Colavita,  P.C.  since 1961;  Director or Trustee of 18 other
Age: 65                                         mutual  funds   advised  by  Gabelli   Funds,   LLC  and  its
                                                affiliates.

Vincent D. Enright                              Former Senior Vice President and Chief  Financial  Officer of
Trustee                                         Key Span Energy  Corporation;  Director or Trustee of 7 other
Age: 57                                         mutual  funds   advised  by  Gabelli   Funds,   LLC  and  its
                                                affiliates.

Mary E. Hauck                                   Retired  Senior  Portfolio  Manager of the  Gabelli  O'Connor
Trustee                                         Fixed Income  Mutual Funds  Management  Company;  Director of
Age: 58                                         Trustee of 3 other  mutual  funds  advised by Gabelli  Funds,
                                                LLC and its affiliates.

+        Mr.  Gabelli is an interested  person of the Fund because he is the Chief  Executive  Officer and indirect majority  shareholder  of the Fund's  Adviser.  Mr. Pohl is an  interested  person of the Fund  because he acts as a consultant for the Fund's Adviser.

NAME, AGE AND POSITIONS(S)
WITH FUND                                       PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
Karl Otto Pohl*+                                Member of the  Shareholder  Committee of Sal  Oppenheim Jr. &
Trustee                                         Cie  (private  investment  bank);  Director of Gabelli  Asset
Age: 71                                         Management  Inc. (the parent company of the Adviser),  Zurich
                                                Allied  (insurance  company),   and  TrizecHahn  Corp.  (real
                                                estate company);  Former President of the Deutsche Bundesbank
                                                and  Chairman  of  its  Central  Bank  Council   (1980-1991);
                                                Director  or  Trustee  of 18 other  mutual  funds  advised by
                                                Gabelli Funds, LLC and its affiliates.

Werner J. Roeder, M.D.                          Medical Director,  Lawrence  Hospital and practicing  private
Trustee                                         physician;  Director  or  Trustee  of 11 other  mutual  funds
Age: 60                                         advised by Gabelli Funds, LLC and its affiliates.

Bruce N. Alpert                                 Executive  Vice  President  and Chief  Operating  Officer  of
Vice President and                              Gabelli  Funds,  LLC since 1988;  President  and  Director of
Treasurer                                       Gabelli  Advisers,  Inc.  and an officer of all mutual  funds
Age: 49                                         advised by Gabelli Funds, LLC and its affiliates.

James E. McKee                                  Vice  President,  General  Counsel and  Secretary  of Gabelli
Secretary                                       Asset  Management Inc. since 1999 and GAMCO  Investors,  Inc.
Age: 37                                         since 1993;  Secretary of all mutual funds advised by Gabelli
                                                Funds, LLC and Gabelli Advisers, Inc.

+        Mr.  Gabelli is an interested  person of the Fund because he is the Chief  Executive  Officer and indirect majority  shareholder  of the Fund's  Adviser.  Mr. Pohl is an  interested  person of the Fund  because he acts as a consultant for the Fund's Adviser.


The Fund, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.


No director, officer or employee of the Adviser receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of their affiliates, $3,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and other out-of-pocket expenses. The Fund also pays each Trustee serving as a member of the Audit, Proxy or Nominating Committees a fee of $500 per committee meeting if held on a day other than a regularly scheduled board meeting.

The following table sets forth certain information regarding the compensation of the Fund's Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the fiscal period ended December 31, 2000.

                               COMPENSATION TABLE
-------------------------------------------------------------------------------------------------------------------
         (1)                            (2)                                  (3)
                                                                     TOTAL COMPENSATION
    NAME OF PERSON              AGGREGATE COMPENSATION         FROM THE FUND AND FUND COMPLEX PAID
     AND POSITION                   FROM THE FUND                      TO TRUSTEES*
-------------------------------------------------------------------------------------------------------------------
Mario J. Gabelli                       $    0                           $      0    (17)
Chairman of the Board

Anthony J. Colavita                    $6,000                           $129,967    (19)
Trustee

Vincent D. Enright                     $6,000                           $ 43,500    (8)
Trustee

Karl Otto Pohl                         $    0                           $      0    (19)
Trustee

Werner J. Roeder                       $6,000                           $ 57,000    (11)
Trustee

Mary Hauck                             $3,375                           $ 14,125     (4)
Trustee

-------------------
* Represents the total compensation paid to such persons for the calendar year ended December 31, 2000. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of April 6, 2001, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares:

NAME AND ADDRESS OF HOLDER OF RECORD        PERCENTAGE OF FUND                  NATURE OF OWNERSHIP
------------------------------------        ------------------                  -------------------
National Financial Serv. Corp.                   16.87%                             Record(a)
FBO Customers
Attn: Mutual Funds Dept.
200 Liberty Street, 5th Floor
New York, NY 10281-5500

Charles Schwab & Co., Inc.                       34.12%                             Record(a)
Special Custody Account
FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

-----------------
(a)      National Financial Service Corp. and Charles Schwab disclaim  beneficial  ownership and have not indicated
         that any account holders own beneficially more than 5% of the shares of the Fund.

As of April 20, 2001, as a group, the Trustees and officers of the Fund owned less than 1% of the outstanding shares of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


The Adviser is a New York limited liability company which serves as an investment adviser to 14 open-end investment companies, and 4 closed-end investment companies with aggregate assets in excess of $10.9 billion as of December 31, 2000. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest of the ultimate parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser's parent company Gabelli Asset Management Inc., acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately $10.1 billion under its management as of December 31, 2000; Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $446 million as of December 31, 2000; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $437 million as of December 31, 2000; and Gabelli
Fixed Income LLC acts as investment adviser for the 3 portfolios of The Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $1.6 billion as of December 31, 2000.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.


Pursuant to an Investment Advisory Contract, which was initially approved by the Trustees of the Fund at a meeting held on May 19, 1999 (the "Contract"), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund.

Under the Contract, the Adviser also (i) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including PFPC Inc., the Fund's Sub-Administrator, and State Street, the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities; (iv) prepares, but does not pay for, the periodic updating of the Fund's registration statement, Prospectus and Statement of Additional Information, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund's tax returns, and reports to the Fund's shareholders and the SEC; (v) calculates the net asset value of shares in the Fund; (vi) prepares, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by Gabelli & Company, Inc. (the "Distributor"), which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Fund's Board of Trustees and minutes of such meetings in all matters required by the Act to be acted upon by the Board.


The Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

By its terms, the Contract will remain in effect for a period of two years and thereafter from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contract. The Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.


As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets, payable out of the Fund's net assets and allocable to each class on the basis of the assets attributable to such class. For the fiscal period ended December 31, 1999 and the fiscal year ended December 31, 2000, the Fund incurred $17,312 and, $138,723, respectively, in investment advisory fees.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, tax and extraordinary expenses) at no more than 2.00% (2.00%, 2.75% and 2.75% in the case of Class A, Class B and Class C Shares, respectively) through December 31, 2001. Pursuant to this agreement, for the fiscal period ended December 31, 1999 and for the fiscal year ended December 31, 2000, the Adviser reimbursed expenses of the Fund in the amount of $49,488 and, $34,909, respectively. Effective January 1, 2000, the Fund has agreed during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% (2.00%, 2.75% and 2.75% in the case of Class A, Class B and Class C Shares, respectively) on an annualized basis.


SUB-ADMINISTRATOR


The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), a majority-owned subsidiary of PNC Bank Corp., which is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share, provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio and, when requested, calculates the amounts permitted for the payment of distribution expenses under any distribution plan adopted by the Fund; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.


For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion -
 .0275%;  $10  billion to $15 billion - .0125%;  over $15  billion - .0100%.  The
Sub-Administrator's fee is paid by the Adviser and will result in no additional expenses to the Fund.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Fund's legal counsel.

INDEPENDENT AUDITORS


Ernst & Young LLP, independent auditors, has been selected to audit the Fund's annual financial statements, and is located at 787 Seventh Avenue, New York, New York 10019.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street, 225 Franklin Street, Boston, MA 02110 is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, 66 Brooks Drive, Braintree, Massachusetts 02184, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

DISTRIBUTOR


To implement the Fund's 12b-1 Plans, the Fund has entered into a Distribution Agreement with the Distributor, a New York corporation which is an indirect majority owned subsidiary of Gabelli Asset Management Inc., having principal offices located at One Corporate Center, Rye, New York 10580. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.


                               DISTRIBUTION PLANS


The Fund has adopted separate distribution and service plans (each a "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board of Trustees. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense and accordingly a portion of the payments by the Fund may be used indirectly to finance distribution activities on behalf of other Gabelli funds and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund. The Plans are intended to benefit the Fund by increasing its assets and thereby reducing the Fund's expense ratio.


Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Fund ("Independent Trustees"). No Plan may be amended to increase materially the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Trustees periodic reports of amounts expanded under such Plan and the purpose for which expenditures were made.


During the fiscal year ended December 31, 2000, the Fund incurred expenses under the Distribution Plan for Class AAA Shares of $317,200. Of this amount, approximately $35,100 was attributable to advertising and promotion, $143,900 for printing, postage and stationary, $16,200 for overhead support expenses, $98,300 for salaries of personnel of the Distributor and $23,700 to third party servicing fees.

As of December 31, 2000, the Fund had not commenced offering Class A, B and C Shares to the public.

No Independent Trustee of the Fund had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


Under the Contract, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser; (2) pay commissions to brokers other than Gabelli & Company which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it; and (3) consider the sales of shares of the Fund by brokers other than Gabelli & Company as a factor in its selection of brokers for Fund portfolio transactions. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities may usually include undisclosed commissions or markups.

When consistent with the objective of obtaining best execution, Fund brokerage may be directed to brokers or dealers which furnish brokerage or research services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. The commissions charged by a broker furnishing such brokerage or research services may be greater than that which another qualified broker might charge if the Adviser determines, in good faith, that the amount of such greater commission is reasonable in relation to the value of the additional brokerage or research services provided by the executing broker, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser or its advisory affiliates to the accounts over which they exercise investment discretion. Since it is not feasible to do so, the Adviser does not attempt to place a specific dollar value on such services or the portion of the commission which reflects the amount paid for such services but must be prepared to demonstrate a good faith basis for its determinations.

Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic or institutional activity areas. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular  accounts may be useful both to the Fund and one or more of such other accounts. Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser allocated brokerage commissions of $65,399 on portfolio transactions in the principal amount of $34,672,365 during the fiscal period ended December 31, 2000 to broker-dealers who provided research services to the Adviser.

The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company when it appears that, as an introducing broker or otherwise, Gabelli & Company can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Fund and any other registered investment company managed by the Adviser and its affiliates by brokers and dealers other than the distributor as a factor in its selection of brokers and dealers to execute portfolio transaction for the Fund. The Fund paid the following brokerage commissions for the period August 26, 1999 through December 31, 1999 and the fiscal year ended December 31, 2000 as indicated:

                                                         Period/Year Ended               Commissions
                                                           DECEMBER 31,                      PAID
Total Brokerage Commissions                                     1999                       $ 14,716
                                                                2000                       $ 67,501

Commission paid to Gabelli & Company                            1999                       $ 0
                                                                2000                       $ 0



As required by Rule 17e-1 under the 1940 Act, the Board of Trustees has adopted procedures which provide that commissions paid to the Distributor on stock exchange transactions must be reasonable and fair in comparison to the commissions that would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the procedures contain requirements that the Board, including its "independent" Trustees, conduct periodic compliance reviews of such brokerage allocations. The Adviser and Distributor are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio transactions on the New York Stock Exchange ("NYSE"), the Distributor controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of the Distributor, and settled directly with the Custodian of the Fund by a clearing house member firm which remits the commission less its clearance charges to the Distributor. The Distributor may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct order access rules similar to those of the NYSE.

                              REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees of the Fund and taken at their value used in determining the Fund's net asset value per share as described under "Computation of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

                        DETERMINATION OF NET ASSET VALUE

Net asset value ("NAV") is calculated separately for each class of the Fund. The NAV of Class B Shares and Class C Shares of the Fund will generally be lower than the NAV of Class A Shares or Class AAA Shares as a result of the higher distribution-related fee to which Class B Shares and Class C Shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.


For purposes of determining the Fund's NAV per share, readily marketable portfolio securities listed on a market subject to governmental regulation on which trades are reported contemporaneously are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the principal such market last occurring prior to the time and day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked prices on the principal market for such security on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or asked prices are quoted on such day, then the security is valued at the most recently available price, or if the Board so determines, by such method as the Board of Trustees shall determine in good faith to reflect its fair market value.

All other readily marketable securities are valued at the latest average of the bid and asked price obtained from a pricing service or a dealer maintaining an active market in such security.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost from the later of purchase date or valuation on the 61st day prior to maturity. Other debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using closing bid price. The Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

                           DIVIDENDS AND DISTRIBUTIONS

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless you have elected otherwise, be paid on the payment date fixed by the Board of Trustees in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions in cash or in additional shares may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. No sales charges or other fees are imposed on shareholders in connection with the reinvestment of dividends and capital gains distribution. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

                                    TAXATION

GENERAL


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change and which may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


TAX STATUS OF THE FUND

The Fund has qualified and intends to remain qualified to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest and dividend income and the excess of net short-term capital gains over long-term capital losses) are taxable to U.S. shareholders as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations and to the extent the aggregate amount of such dividends do not exceed the aggregate dividends received by the Fund for the taxable year, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Capital gains may be taxed at different rates depending on how long the Fund held the asset giving rise to such gains. Distributions of the excess of net long-term capital gains over net short-term capital losses realized, if any, properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders at the rates applicable to long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions of net capital gains from assets held for one year or less will be taxable to shareholders at rates applicable to ordinary income.

To the extent that the Fund retains any net long-term capital gains, it may designate them as "deemed distributions" and pay a tax thereon for the benefit of its shareholders. In that event, the shareholders report their share of the Fund's retained realized capital gains on their individual tax returns as if it had been received, and report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is then added to the shareholder's cost basis for his shares. Shareholders who are not subject to U.S. federal income tax or tax on capital gains should be able to file a return on the appropriate form or a claim for refund that allows them to recover the tax paid on their behalf.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received

Investors should be careful to consider the tax implications of buying shares of the Fund just prior to the record date of a distribution (including a capital gain dividend). The price of shares purchased at such a time will reflect the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

FOREIGN TAXES

The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. The Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations and consequently will not qualify to elect to treat any foreign taxes paid by the Fund as having been paid by the Fund's shareholders.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and for noncorporate shareholders the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six month period would be a long-term capital loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold U.S. federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Non-U.S. investors should consult their own tax advisers regarding U.S. federal, state, local and foreign tax considerations.

FUND INVESTMENTS

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Code section 1092, which applies to certain straddles, may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under section 1092, the Fund may be required to postpone recognition of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or related options.

Special Code provisions applicable to Fund investments, discussed above, may affect characterization of gains and losses realized by the Fund, and may accelerate recognition of income or defer recognition of losses. The Fund will monitor these investments and when possible will make appropriate elections in order to mitigate unfavorable tax treatment.

                       INVESTMENT PERFORMANCE INFORMATION

The investment performance of the Fund quoted in advertising or sales literature for the sale of its shares will be calculated on a total return basis which assumes the reinvestment of all dividends and distributions. Total return is computed by comparing the value of an assumed investment in Fund shares at the offering price in effect at the beginning of the period shown with the redemption price of the same investment at the end of the period (including share(s) accrued thereon by the reinvestment of dividends and distributions). Performance quotations given as a percentage will be derived by dividing the amount of such total return by the amount of the assumed investment. When the period shown is greater than one year, the result is referred to as cumulative performance or cumulative total return.

Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                P (1 + T) n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). Total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.

Investors are cautioned that past results are not necessarily representative of future results; that investment returns and principal value will fluctuate; that investment performance is primarily a function of portfolio management (which is affected by the economic and market environment as well as the volatility of portfolio investments) and operating expenses; and that performance information, such as that described above, may not provide a valid basis of comparison with other investments and investment companies using a different method of computing performance data.



The Fund's average annual total return for Class AAA Shares for the calendar year ended December 31, 2000 and since inception (August 26, 1999) through December 31, 2000, were 11.08% and 21.97%, respectively.

As of December 31, 2000, the Fund had not commenced offering Class A, Class B and Class C Shares to the public.

                        DESCRIPTION OF THE FUND'S SHARES


The Fund may issue an unlimited number of full and fractional shares of beneficial interest (par value $.001 per share). The Fund's shares have no preemptive or conversion rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held (and fractional votes for fractional shares) and may vote on the election of Trustees and on other matters submitted to meetings of shareholders. As a Delaware Business Trust, the Fund is not required, and does not intend, to hold regular annual shareholder meetings but may hold special meetings for the consideration of proposals requiring shareholder approval such as changing fundamental policies. In addition, if the Trustees have not called an annual meeting of shareholders for any year by May 31 of that year, the Trustees will call a meeting of shareholders upon the written request of shareholders holding in excess of 50% of the affected shares for the purpose of removing one or more Trustees or the termination of any investment advisory agreement. The Declaration of Trust provides that the Fund's shareholders have the right, upon the vote of more than 662/3 of its outstanding shares, to remove a Trustee. Except as may be required by the 1940 Act or any other applicable law, the Trustees may amend the Declaration of Trust in any respect without any vote of shareholders to make any change that does not (i) impair the exemption from personal liability as provided therein or (ii) permit assessments on shareholders. Shareholders have no preemptive or conversion rights except with respect to shares that may be denominated as being convertible or as otherwise provided by the Trustees or applicable law. The Fund may be (i) terminated upon the affirmative vote of a majority of the Trustees or (ii) merged or consolidated with, or sell all or substantially all of its assets to another issuer, if such transaction is approved by the vote of two-thirds of the Trustees without any vote of the shareholders, in each case except as may be required by the 1940 Act or any other applicable law. If not so terminated, the Fund intends to continue indefinitely.

LIABILITIES


The Fund's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                              FINANCIAL STATEMENTS


The Fund's Financial Statements for the fiscal year ended December 31, 2000, including the report of Ernst & Young LLP, independent auditors, are incorporated by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE DEBT RATINGS

                         MOODY'S INVESTORS SERVICE, INC.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:



1.       An application for rating was not received or accepted.
2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
3.       There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody's Investor Services, Inc.'s publications.



         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                        STANDARD & POOR'S RATINGS SERVICE


         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service, a division of McGraw Hill Companies, Inc. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB,B         Bonds rated BB, B, CCC, CC and C are regarded, on balance,
         CCC          as  predominantly  speculative with respect to capacity to
         CC,C:        pay interest and repay  principal in  accordance  with the terms of this  obligation.  BB indicates the lowest degree of speculation  and , C the highest degree of speculation.
                      While  such  bonds  will  likely  have  some  quality  and protective  characteristics,  they are outweighed by large
                      uncertainties   of  major   risk   exposures   to  adverse
                      conditions.

         C1: The rating C1 is reserved for income bonds on which no interest is being paid.


         D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+)     The ratings from AA to CCC may be modified by the addition
         or           of a plus or minus sign to show relative  standing  within
         Minus (-)    the major rating categories.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                        THE GABELLI BLUE CHIP VALUE FUND
                            PART C: OTHER INFORMATION


Item 23.  EXHIBITS

          (a) Agreement and Declaration of Trust of Registrant is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC via EDGAR on August 9, 1999 (Accession No. 0000950172-99-001002)("Pre-Effective Amendment No. 1").

          (b)  By-Laws  of   Registrant   are   incorporated   by  reference  to
               Pre-Effective Amendment No. 1.

          (c)  Not Applicable.


          (d) Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, dated August 26, 1999, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2000 (Accession No. 0000935069-00-000197)("Post-Effective Amendment No. 1").

               Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated January 1, 2001, is filed herewith.

          (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated July 1999, is incorporated by reference to Post-Effective Amendment No. 1.


          (f)  Not Applicable.


          (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company ("State Street"), dated August 20, 1999, is incorporated by reference to Post-Effective Amendment No. 1.

               Custodian Fee Schedule between the Registrant and State Street is incorporated by reference to Post-Effective Amendment No. 1.

          (h)  Registrar,  Transfer  Agency and  Service  Agreement  between the
               Registrant   and  State   Street,   dated  August  26,  1999,  is
               incorporated by reference to Post-Effective Amendment No. 1.


          (i) Consent of Counsel is incorporated by reference to Pre-Effective Amendment No. 1.

          (j) Consent of Ernst & Young LLP, Independent Auditors is filed herewith.

               Powers of attorney for Bruce N. Alpert, Anthony J. Colavita, Vincent D. Enright, Mario J. Gabelli, Karl Otto Pohl and Werner
               J. Roeder are incorporated by reference to the Registration Statement as filed with the SEC via EDGAR on June 7, 1999 (Accession No. 0000950172-99-000691).

          (k)  Not Applicable.

          (l) Purchase Agreement with initial shareholder is incorporated by reference to Pre-Effective Amendment No. 1.

          (m) Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Shares is incorporated by reference to Pre-Effective Amendment No. 1.

               Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares is incorporated by reference to Pre-Effective Amendment No. 1.

               Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares is incorporated by reference to Pre-Effective Amendment No. 1.

               Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares is incorporated by reference to Pre-Effective Amendment No. 1.

          (n) Rule 18f-3 Multi-Class Plan is incorporated by reference to Pre-Effective Amendment No. 1.

          (o)  Not Applicable.


          (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is filed herewith.


Item. 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item. 25. INDEMNIFICATION

          Reference is made to Subdivision (a) of Section 4.2 of Article IV of Registrant's Declaration of Trust.

          Insofar as indemnification of liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of
          Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the financial adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, its By-laws, the Investment Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

          The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years, is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item. 27. PRINCIPAL UNDERWRITERS

          (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., The Gabelli Convertible Securities Fund, Inc., Gabelli Equity Series Funds, Inc., The Gabelli Equity Trust Inc., The Gabelli Global Multimedia Trust Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund, Inc. and The Gabelli Westwood Funds.

          (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

          (c)  Not Applicable.

Item. 28. LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

          1.   Gabelli Funds, LLC
               One Corporate Center
               Rye, New York 10580

          2.   PFPC Inc.
               101 Federal Street
               Boston, Massachusetts 02110

          3.   PFPC Inc.
               3200 Horizon Drive
               King of Prussia, Pennsylvania 19406

          4.   State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts 02110

          5.   Boston Financial Data Services, Inc.
               Two Heritage Drive
               North Quincy, Massachusetts  02171


Item. 29. MANAGEMENT SERVICES

          Not Applicable.

Item. 30. UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI BLUE CHIP VALUE FUND, certifies that it meets all the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 30th day of April, 2001.


                                       THE GABELLI BLUE CHIP VALUE FUND

                                       By: /S/ BRUCE N. ALPERT
                                          --------------------------
                                           Bruce N. Alpert
                                           Vice President and
                                           Treasurer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                 TITLE                               DATE


MARIO J. GABELLI*          Chairman of the Board, President    April 30, 2001
---------------------
Mario J. Gabelli           and Chief Investment Officer

/S/ BRUCE N. ALPERT        Vice President and                  April 30, 2001
---------------------
Bruce N. Alpert            Treasurer

ANTHONY J. COLAVITA*       Trustee                             April 30, 2001
---------------------
Anthony J. Colavita

VINCENT D. ENRIGHT*        Trustee                             April 30, 2001
---------------------
Vincent D. Enright

                           Trustee                             April 30, 2001
---------------------
Mary E. Hauck

KARL OTTO POHL*            Trustee                             April 30, 2001
---------------------
Karl Otto Pohl

WERNER J. ROEDER*          Trustee                             April 30, 2001
------------------
Werner J. Roeder


*By: /S/ BRUCE N. ALPERT
     ----------------------
         Bruce N. Alpert
         Attorney-in-fact

                                  EXHIBIT INDEX


                  Exhibit
                  Number           Description


                  (d) Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated January 1, 2001.

                  (j)              Consent  of  Ernst & Young  LLP,  Independent
                                   Auditors

                  (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC.